15 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Schedule of statement of financial position details
	December 31, 2020			December 31, 2019
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	671,904	(188,129)	483,775	2,066,459	(571,606)	1,494,853
Concession agreements – economic value	1,446,261	(711,596)	734,665	1,334,531	(621,679)	712,852
Program contracts	23,160,119	(6,799,812)	16,360,307	19,413,768	(5,594,068)	13,819,700
Program contracts – commitments	1,709,757	(338,834)	1,370,923	1,651,434	(286,559)	1,364,875
Services contracts – São Paulo	20,579,676	(5,707,072)	14,872,604	19,217,091	(4,826,328)	14,390,763
Software license of use	978,085	(437,460)	540,625	829,739	(358,033)	471,706
Right of use – other assets	141,782	(99,106)	42,676	113,233	(42,535)	70,698
Total	48,687,584	(14,282,009)	34,405,575	44,626,255	(12,300,808)	32,325,447

Schedule of changes in intangible assets
	December 31, 2019	Addition	Contract renewal	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2020
Intangible right arising from:
Concession agreements – equity value (*)	1,494,853	1	(1,031,830)	47,154	1,440	(858)	(26,985)	483,775
Concession agreements – economic value	712,852	-	-	113,320	(1,403)	(42)	(90,062)	734,665
Program contracts (*)	13,819,700	303,472	1,031,830	2,075,268	(51,570)	(5,423)	(812,970)	16,360,307
Program contracts – commitments	1,364,875	58,323	-	-	-	-	(52,275)	1,370,923
Services contracts – São Paulo	14,390,763	20,940	-	1,382,656	(23,645)	(9,990)	(888,120)	14,872,604
Software license of use	471,706	-	-	70,016	78,169	-	(79,266)	540,625
Right of use – Other assets	70,698	28,549	-	-	-	-	(56,571)	42,676
Total	32,325,447	411,285	-	3,688,414	2,991	(16,313)	(2,006,249)	34,405,575

(*) As of December 31, 2020, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 269,561 - R$ 76,454 recognized as concession agreements – equity value and R$ 193,107 recognized as program contracts (R$ 292,824 as of December 31, 2019 – R$ 87,266 recognized as concession agreements – equity value and R$ 205,558 recognized as program contracts).

	December 31, 2018	First-time adoption of IFRS 16	Addition	Contract renewal	Transfer to indemnities receivable	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2019*
Intangible right arising from:
Concession agreements – equity value (*)	4,073,344	-	2	(2,690,660)	(4,345)	131,809	76,804	(8,311)	(83,790)	1,494,853
Concession agreements – economic value	1,232,009	-	2,034	(532,173)	-	89,041	1,956	(569)	(79,446)	712,852
Program contracts (*)	8,777,929	-	1,338,443	3,223,773	-	970,534	137,283	(10,312)	(617,950)	13,819,700
Program contracts – commitments	1,079,551	-	331,328	-	-	-	-	-	(46,004)	1,364,875
Services contracts – São Paulo	13,391,452	-	3,867	(940)	-	2,054,940	(228,583)	(20,739)	(809,234)	14,390,763
Software license of use	458,175	-	-	-	-	81,993	(991)	-	(67,471)	471,706
Right of use – Other assets	-	64,955	48,278	-	-	-	-	-	(42,535)	70,698
Total	29,012,460	64,955	1,723,952	-	(4,345)	3,328,317	(13,531)	(39,931)	(1,746,430)	32,325,447

(*) As of December 31, 2019, intangible assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 292,824 - (R$ 315,717 as of December 31, 2018 – R$ R$ 98,077 recognized as concession agreements – equity value and R$ 217,640 recognized as program contracts).

	December 31, 2017	Transfers to contract assets (*)	Additions	Contract renewal	Transfers of works (**)	Transfers	Write-offs and disposals	Amortization	December 31, 2018
Intangible right arising from:
Concession agreements – equity value	7,141,614	(1,427,046)	93	(1,935,780)	499,002	(5,268)	(1,406)	(197,865)	4,073,344
Concession agreements – economic value	1,433,937	(233,361)	373	-	114,442	88	(1,031)	(82,439)	1,232,009
Program contracts	7,595,066	(2,019,461)	928,818	1,935,780	681,742	3,011	(7,616)	(339,411)	8,777,929
Program contracts – commitments	910,375	-	206,946	-	-	-	-	(37,770)	1,079,551
Services contracts – São Paulo	15,917,015	(6,707,847)	3,724	-	4,818,734	12	(14,813)	(625,373)	13,391,452
Software license of use	468,125	-	4,774	-	54,790	686	-	(70,200)	458,175
Total	33,466,132	(10,387,715)	1,144,728	-	6,168,710	(1,471)	(24,866)	(1,353,058)	29,012,460

(*) Work in progress transferred to contract assets due to adoption of IFRS 15, as of January 1, 2018, as described in Note 4.1.

(**) Work in progress transferred from contract assets to intangible assets.

Schedule of liabilities assumed

The obligations assumed by the Company as of December 31, 2020 and 2019 are shown in the table below:

	December 31, 2020			December 31, 2019
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities

Alto Tietê	59,429	149,726	209,155	44,003	208,217	252,220
São Lourenço	70,778	2,895,340	2,966,118	66,288	2,975,472	3,041,760
Total	130,207	3,045,066	3,175,273	110,291	3,183,689	3,293,980

Schedule of right of use

Details of right of use asset are as follows:

Nature	December 31, 2020	December 31, 2019

Leases - Contract Assets	276,893	276,893

Leases - Concession Agreements and Program Contracts
Cost	405,426	405,426
Accumulated amortization	(135,865)	(112,602)
(=) Net	269,561	292,824

Other assets
Vehicles	115,208	91,709
Properties	15,508	13,309
Equipment	4,541	3,801
Other assets	6,525	4,414
Accumulated amortization	(99,106)	(42,535)
(=) Net	42,676	70,698
Right of use	589,130	640,415

Schedule of income statement impact

The table below shows the impact in the income statements:

Impact in the income statement
	December 31, 2020	December 31, 2019

Right-of-use amortization	(79,834)	(65,413)
Financial result – interest expenses	(62,956)	(54,791)
Short-term and low-value lease expenses	(13,845)	(51,855)
Decrease of the income of the year	(156,635)	(172,059)